Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Jun. 28, 2013
MFS® Global Real Estate Fund | A
Risk/Return:
Trading Symbol	MGLAX
MFS® Global Real Estate Fund | I
Risk/Return:
Trading Symbol	MGLIX
MFS® Global Real Estate Fund | R5
Risk/Return:
Trading Symbol	MGLRX
MFS® Government Securities Fund | I
Risk/Return:
Trading Symbol	MGSIX
MFS® Government Securities Fund | A
Risk/Return:
Trading Symbol	MFGSX
MFS® Government Securities Fund | R4
Risk/Return:
Trading Symbol	MFGJX
MFS® Government Securities Fund | B
Risk/Return:
Trading Symbol	MFGBX
MFS® Government Securities Fund | C
Risk/Return:
Trading Symbol	MFGDX
MFS® Government Securities Fund | R1
Risk/Return:
Trading Symbol	MFGGX
MFS® Government Securities Fund | R2
Risk/Return:
Trading Symbol	MGVSX
MFS® Government Securities Fund | R3
Risk/Return:
Trading Symbol	MFGHX
MFS® Government Securities Fund | R5
Risk/Return:
Trading Symbol	MFGKX
MFS® New Discovery Value Fund | A
Risk/Return:
Trading Symbol	NDVAX
MFS® New Discovery Value Fund | B
Risk/Return:
Trading Symbol	NDVBX
MFS® New Discovery Value Fund | C
Risk/Return:
Trading Symbol	NDVCX
MFS® New Discovery Value Fund | I
Risk/Return:
Trading Symbol	NDVIX
MFS® New Discovery Value Fund | R1
Risk/Return:
Trading Symbol	NDVRX
MFS® New Discovery Value Fund | R2
Risk/Return:
Trading Symbol	NDVSX
MFS® New Discovery Value Fund | R3
Risk/Return:
Trading Symbol	NDVTX
MFS® New Discovery Value Fund | R4
Risk/Return:
Trading Symbol	NDVUX
MFS® New Discovery Value Fund | R5
Risk/Return:
Trading Symbol	NDVVX